UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKJX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 71	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 994M
Total number of portfolio holdings	236
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise
, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Mid Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMVX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 106	1.05%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 994M
Total number of portfolio holdings	236
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXBUX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 80	0.80%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNZX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 55	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXYKX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 67	0.67%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,996M
Total number of portfolio holdings	123
Total advisory fee paid	$ 5.9M
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 102	1.02%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,996M
Total number of portfolio holdings	123
Total advisory fee paid	$ 5.9M
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.27%
$ 7,788	Air Products & Chemicals Inc	$ 2,196,683
28,802	Anglogold Ashanti PLC	1,312,507
134,246	Axalta Coating Systems Ltd(a)	3,985,764
9,372	Carpenter Technology Corp	2,590,233
45,494	DuPont de Nemours Inc	3,120,434
273,150	Element Solutions Inc	6,186,847
20,212	International Flavors & Fragrances Inc	1,486,593
15,875	Linde PLC	7,448,232
10,058	NewMarket Corp	6,948,670
17,177	Reliance Inc	5,391,860
17,504	Southern Copper Corp	1,770,880
		42,438,703
Communications — 4.20%
2,762	Charter Communications Inc Class A(a)	1,129,133
58,060	Fox Corp Class A	3,253,683
277,867	Lyft Inc Class A(a)	4,379,184
67,481	Maplebear Inc(a)	3,052,841
311,037	News Corp Class A	9,244,020
95,730	Pinterest Inc Class A(a)	3,432,878
726	Reddit Inc Class A(a)	109,314
8,534	Robinhood Markets Inc Class A(a)	799,038
84,033	Roku Inc(a)	7,385,660
128,521	Zillow Group Inc Class C(a)	9,002,896
		41,788,647
Consumer, Cyclical — 11.52%
151,479	Alaska Air Group Inc(a)	7,495,181
84,616	Best Buy Co Inc	5,680,272
140,321	Birkenstock Holding PLC(a)	6,900,987
60,346	BorgWarner Inc	2,020,384
53,270	Brunswick Corp	2,942,635
1,613	Carvana Co(a)	543,517
14,158	Churchill Downs Inc	1,429,958
9,576	Cummins Inc	3,136,140
11,780	Darden Restaurants Inc	2,567,687
8,783	Delta Air Lines Inc	431,948
61,385	Dolby Laboratories Inc Class A	4,558,450
6,131	Dollar Tree Inc(a)	607,214
3,011	Ferguson Enterprises Inc	655,645
33,302	GameStop Corp Class A(a)(b)	812,236
17,350	Gap Inc	378,404
21,976	Hasbro Inc	1,622,268
45,046	Lear Corp	4,278,469
24,874	Lithia Motors Inc	8,402,935
93,601	LKQ Corp	3,464,173
219,882	Mattel Inc(a)	4,336,073
25,215	PACCAR Inc	2,396,938
26,793	Penske Automotive Group Inc	4,603,305
25,958	Planet Fitness Inc Class A(a)	2,830,720
82,914	PulteGroup Inc	8,744,110
3,513	RH(a)	663,992
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 92,165	Rivian Automotive Inc Class A(a)(b)	$ 1,266,347
9,526	Royal Caribbean Cruises Ltd	2,982,972
53,441	Target Corp	5,271,954
87,462	Thor Industries Inc(b)	7,767,500
25,003	Under Armour Inc Class A(a)	170,770
48,425	United Airlines Holdings Inc(a)	3,856,083
434,548	VF Corp	5,105,939
8,141	Watsco Inc	3,595,229
3,043	Williams-Sonoma Inc	497,135
81,137	YETI Holdings Inc(a)	2,557,438
		114,575,008
Consumer, Non-Cyclical — 17.64%
39,680	Abbott Laboratories	5,396,877
48,278	ADT Inc	408,915
78,321	Affirm Holdings Inc(a)	5,415,114
23,325	Albertsons Cos Inc Class A	501,721
110,826	BioMarin Pharmaceutical Inc(a)	6,092,105
1,620	Bio-Rad Laboratories Inc Class A(a)	390,938
12,809	Boston Beer Co Inc Class A(a)	2,444,085
65,323	Bright Horizons Family Solutions Inc(a)	8,073,269
60,591	Bruker Corp	2,496,349
88,688	Centene Corp(a)	4,813,985
94,365	Certara Inc(a)	1,104,071
29,962	Conagra Brands Inc	613,322
57,943	Corteva Inc	4,318,492
43,260	CVS Health Corp	2,984,075
375,067	Elanco Animal Health Inc(a)	5,355,957
36,962	Equifax Inc	9,586,834
64,904	Euronet Worldwide Inc(a)	6,579,968
124,815	Exact Sciences Corp(a)	6,632,669
93,443	GE HealthCare Technologies Inc	6,921,323
6,166	Grand Canyon Education Inc(a)	1,165,374
79,151	H&R Block Inc	4,344,599
45,668	Ingredion Inc	6,193,494
63,395	IQVIA Holdings Inc(a)	9,990,418
39,557	Kraft Heinz Co	1,021,362
11,194	MarketAxess Holdings Inc	2,500,068
8,887	Molina Healthcare Inc(a)	2,647,437
5,911	Natera Inc(a)	998,604
170,990	Pilgrim's Pride Corp	7,691,130
91,216	Primo Brands Corp	2,701,818
45,665	Procter & Gamble Co	7,275,348
27,178	Quest Diagnostics Inc	4,881,984
11,430	Regeneron Pharmaceuticals Inc	6,000,750
103,541	Robert Half Inc	4,250,358
37,975	STERIS PLC	9,122,354
38,041	Sysco Corp	2,881,225
109,584	Tyson Foods Inc Class A	6,130,129
8,255	U-Haul Holding Co	448,824
43,225	Universal Health Services Inc Class B	7,830,209

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 46,254	Zoetis Inc	$ 7,213,311
		175,418,865
Energy — 5.79%
296,037	Antero Midstream Corp	5,609,901
146,173	Antero Resources Corp(a)	5,887,849
533	Cheniere Energy Inc	129,796
26,457	DT Midstream Inc	2,907,889
189,069	Halliburton Co	3,853,226
15,183	HF Sinclair Corp	623,718
369,569	Kinder Morgan Inc	10,865,329
46,241	Marathon Petroleum Corp	7,681,092
79,459	Matador Resources Co	3,791,784
47,854	NOV Inc	594,825
195,716	Ovintiv Inc	7,446,994
29,744	Permian Resources Corp	405,113
185,398	TechnipFMC PLC	6,385,107
10,291	Valero Energy Corp	1,383,316
		57,565,939
Financial — 27.34%
56,215	AGNC Investment Corp REIT(b)	516,616
25,381	Agree Realty Corp REIT	1,854,336
32,336	Air Lease Corp	1,891,333
150,437	American Homes 4 Rent Class A REIT	5,426,263
26,529	Arthur J Gallagher & Co	8,492,463
25,267	Axis Capital Holdings Ltd	2,623,220
20,050	Bank of America Corp	948,766
85,177	Brighthouse Financial Inc(a)	4,579,967
29,995	Capital One Financial Corp	6,381,736
119,009	Citizens Financial Group Inc	5,325,653
24,897	CME Group Inc	6,862,111
19,088	Coinbase Global Inc Class A(a)	6,690,153
49,050	Commerce Bancshares Inc	3,049,439
54,488	Corebridge Financial Inc	1,934,324
27,058	Cullen/Frost Bankers Inc	3,478,035
78,308	Digital Realty Trust Inc REIT	13,651,434
749	Equinix Inc REIT	595,807
46,094	Equity Residential REIT	3,110,884
4,549	Erie Indemnity Co Class A	1,577,548
23,597	Evercore Inc Class A	6,371,662
72,989	Extra Space Storage Inc REIT	10,761,498
51,422	Federal Realty Investment Trust REIT	4,884,576
113,848	First American Financial Corp	6,989,128
248,878	FNB Corp	3,628,641
317,656	Healthpeak Properties Inc REIT	5,562,157
373,798	Host Hotels & Resorts Inc REIT	5,741,537
318,056	Huntington Bancshares Inc	5,330,619
20,044	Interactive Brokers Group Inc Class A	1,110,638
528,545	Invesco Ltd	8,335,154
88,825	Jefferies Financial Group Inc	4,857,839
9,045	Jones Lang LaSalle Inc(a)	2,313,530
86,807	Kemper Corp	5,602,524
Shares		Fair Value
Financial — (continued)
$ 67,930	Lamar Advertising Co Class A REIT	$ 8,243,985
91,089	Loews Corp	8,349,217
1,794	M&T Bank Corp	348,018
33,668	Morgan Stanley	4,742,475
104,398	Omega Healthcare Investors Inc REIT	3,826,187
86,438	OneMain Holdings Inc	4,926,966
614,670	Park Hotels & Resorts Inc REIT	6,288,074
9,542	Pinnacle Financial Partners Inc	1,053,532
40,714	PNC Financial Services Group Inc	7,589,904
120,046	Principal Financial Group Inc	9,535,254
56,661	Prudential Financial Inc	6,087,658
5,122	Public Storage REIT	1,502,897
196,051	Rexford Industrial Realty Inc REIT	6,973,534
2,660	SBA Communications Corp REIT	624,674
10,796	Simon Property Group Inc REIT	1,735,565
41,329	STAG Industrial Inc REIT	1,499,416
21,058	Starwood Property Trust Inc REIT(b)	422,634
4,329	Stifel Financial Corp	449,264
154,351	Synchrony Financial	10,301,386
72,035	Synovus Financial Corp	3,727,811
72,165	Truist Financial Corp	3,102,373
118,964	UDR Inc REIT	4,857,300
167,183	US Bancorp	7,565,031
51,909	Ventas Inc REIT	3,278,053
59,281	Voya Financial Inc	4,208,951
11,574	Welltower Inc REIT	1,779,271
503,491	Western Union Co	4,239,394
161,611	Weyerhaeuser Co REIT	4,151,787
		271,890,202
Industrial — 15.45%
65,899	A O Smith Corp	4,320,998
6,349	Acuity Inc	1,894,161
80,906	AECOM	9,131,051
66,826	AMETEK Inc	12,092,833
5,549	Arrow Electronics Inc(a)	707,109
69,239	Carrier Global Corp	5,067,603
21,171	Cognex Corp	671,544
17,530	Crown Holdings Inc	1,805,239
707	EMCOR Group Inc	378,167
11,427	Garmin Ltd	2,385,044
1,876	General Dynamics Corp	547,154
36,812	Howmet Aerospace Inc	6,851,817
36,627	Jabil Inc	7,988,348
15,859	Keysight Technologies Inc(a)	2,598,656
35,581	Kirby Corp(a)	4,035,241
25,758	Landstar System Inc	3,580,877
44,161	MasTec Inc(a)	7,526,359
6,391	Mettler-Toledo International Inc(a)	7,507,635
48,188	Mueller Industries Inc	3,829,500
34,118	nVent Electric PLC	2,499,144

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 111,793	Otis Worldwide Corp	$ 11,069,743
20,906	Packaging Corp of America	3,939,736
9,060	Parker-Hannifin Corp	6,328,138
13,772	RBC Bearings Inc(a)	5,299,465
75,550	Sealed Air Corp	2,344,317
20,031	Teledyne Technologies Inc(a)	10,262,082
108,399	Textron Inc	8,703,356
24,926	Toro Co	1,761,770
66,119	United Parcel Service Inc Class B	6,674,052
43,351	Vulcan Materials Co	11,306,808
3,906	Xylem Inc	505,280
		153,613,227
Technology — 7.29%
34,413	Allegro MicroSystems Inc(a)	1,176,581
48,533	Amdocs Ltd	4,428,151
18,432	Amkor Technology Inc	386,888
752,030	CCC Intelligent Solutions Holdings Inc(a)	7,076,602
22,034	Concentrix Corp	1,164,607
108,701	Dayforce Inc(a)	6,020,949
9,079	Docusign Inc(a)	707,163
92,822	DXC Technology Co(a)	1,419,248
1,409	Fair Isaac Corp(a)	2,575,596
169,211	Genpact Ltd	7,446,976
15,098	Intel Corp	338,195
17,767	Kyndryl Holdings Inc(a)	745,503
27,605	MACOM Technology Solutions Holdings Inc(a)	3,955,521
33,562	MongoDB Inc(a)	7,047,684
4,364	MSCI Inc	2,516,893
113,071	Parsons Corp(a)	8,115,104
18,926	RingCentral Inc Class A(a)	536,552
4,003	Science Applications International Corp	450,778
55,115	Teradata Corp(a)	1,229,616
16,960	Texas Instruments Inc	3,521,235
68,350	Twilio Inc Class A(a)	8,500,006
Shares		Fair Value
Technology — (continued)
$ 40,542	Zoom Communications Inc(a)	$ 3,161,465
		72,521,313
Utilities — 5.41%
368,779	AES Corp	3,879,555
90,540	Ameren Corp	8,695,462
7,232	Atmos Energy Corp	1,114,524
115,831	CMS Energy Corp	8,024,771
62,693	DTE Energy Co	8,304,315
38,220	Eversource Energy	2,431,556
75,707	MDU Resources Group Inc	1,262,036
61,452	NextEra Energy Inc	4,265,998
424,825	PG&E Corp	5,922,061
38,444	PPL Corp	1,302,867
48,205	Public Service Enterprise Group Inc	4,057,897
67,397	Xcel Energy Inc	4,589,736
		53,850,778
TOTAL COMMON STOCK — 98.91% (Cost $959,483,011)		$983,662,682
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,089,632	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	3,089,632
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.31% (Cost $3,089,632)		$3,089,632
TOTAL INVESTMENTS — 99.22% (Cost $962,572,643)		$986,752,314
OTHER ASSETS & LIABILITIES, NET — 0.78%		$7,738,229
TOTAL NET ASSETS — 100.00%		$994,490,543

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	19	USD	5,938	Sep 2025	$114,454
				Net Appreciation	$114,454
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.73%
$ 117,940	Alcoa Corp	$ 3,480,409
20,817	Ashland Inc	1,046,679
64,266	ATI Inc(a)	5,548,726
41,450	Avient Corp	1,339,249
99,569	Axalta Coating Systems Ltd(a)	2,956,200
24,474	Cabot Corp	1,835,550
22,678	Carpenter Technology Corp	6,267,746
220,843	Cleveland-Cliffs Inc(a)	1,678,407
51,480	Commercial Metals Co	2,517,887
3,439	NewMarket Corp	2,375,868
52,452	Olin Corp	1,053,761
23,957	Reliance Inc	7,520,102
29,984	Royal Gold Inc	5,332,355
58,505	RPM International Inc	6,426,189
14,948	Westlake Corp	1,135,002
		50,514,130
Communications — 2.26%
100,140	Chewy Inc Class A(a)	4,267,967
64,757	Ciena Corp(a)	5,266,687
58,867	EchoStar Corp Class A(a)	1,630,616
101,464	Frontier Communications Parent Inc(a)	3,693,290
89,320	Hims & Hers Health Inc(a)(b)	4,452,602
48,406	Iridium Communications Inc	1,460,409
74,833	Maplebear Inc(a)	3,385,445
73,925	New York Times Co Class A	4,138,321
12,911	Nexstar Media Group Inc	2,232,957
		30,528,294
Consumer, Cyclical — 14.17%
21,703	Abercrombie & Fitch Co Class A(a)	1,798,094
55,303	Alaska Air Group Inc(a)	2,736,393
300,453	American Airlines Group Inc(a)	3,371,083
119,391	Aramark	4,998,901
32,400	Autoliv Inc	3,625,560
11,336	AutoNation Inc(a)	2,251,896
97,039	Bath & Body Works Inc	2,907,289
60,159	BJ's Wholesale Club Holdings Inc(a)	6,486,945
27,813	Boyd Gaming Corp	2,175,811
29,923	Brunswick Corp	1,652,947
28,696	Burlington Stores Inc(a)	6,675,837
58,299	Capri Holdings Ltd(a)	1,031,892
16,910	Casey's General Stores Inc	8,628,666
37,411	Cava Group Inc(a)	3,151,129
10,072	Choice Hotels International Inc(b)	1,277,935
32,907	Churchill Downs Inc	3,323,607
13,124	Columbia Sportswear Co	801,614
86,287	Core & Main Inc Class A(a)	5,207,421
25,546	Crocs Inc(a)	2,587,299
25,732	Dick's Sporting Goods Inc	5,090,047
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 27,975	Dolby Laboratories Inc Class A	$ 2,077,423
17,584	FirstCash Holdings Inc	2,376,302
25,082	Five Below Inc(a)	3,290,257
49,022	Floor & Decor Holdings Inc Class A(a)	3,723,711
185,436	GameStop Corp Class A(a)(b)	4,522,784
101,226	Gap Inc	2,207,739
102,413	Gentex Corp	2,252,062
127,757	Goodyear Tire & Rubber Co(a)	1,324,840
49,811	Harley-Davidson Inc	1,175,540
26,309	Hilton Grand Vacations Inc(a)	1,092,613
19,108	Hyatt Hotels Corp Class A	2,668,432
33,980	KB Home	1,799,921
24,356	Lear Corp	2,313,333
38,440	Light & Wonder Inc(a)	3,700,234
11,859	Lithia Motors Inc	4,006,207
125,756	Macy's Inc	1,466,315
14,103	Marriott Vacations Worldwide Corp	1,019,788
147,103	Mattel Inc(a)	2,900,871
20,308	MSC Industrial Direct Co Inc Class A	1,726,586
8,193	Murphy USA Inc	3,332,912
27,973	Ollie's Bargain Outlet Holdings Inc(a)	3,686,282
8,440	Penske Automotive Group Inc	1,450,076
38,200	Planet Fitness Inc Class A(a)	4,165,710
25,241	Polaris Inc	1,026,047
21,864	PVH Corp	1,499,870
6,911	RH(a)	1,306,248
20,644	Scotts Miracle-Gro Co	1,361,678
59,356	Skechers USA Inc Class A(a)	3,745,364
94,074	Somnigroup International Inc	6,401,736
45,724	Taylor Morrison Home Corp(a)	2,808,368
30,223	Texas Roadhouse Inc	5,664,092
24,238	Thor Industries Inc	2,152,577
45,300	Toll Brothers Inc	5,170,089
30,257	Travel + Leisure Co	1,561,564
96,759	Under Armour Inc Class A(a)	660,864
67,727	Under Armour Inc Class C(a)	439,548
17,010	Vail Resorts Inc(b)	2,672,781
150,855	VF Corp	1,772,546
11,961	Visteon Corp(a)	1,115,961
65,568	Warner Music Group Corp Class A	1,786,072
15,892	Watsco Inc	7,018,225
70,277	Wendy's Co	802,563
20,233	WESCO International Inc	3,747,152
25,334	Whirlpool Corp(b)	2,569,374
12,712	Wingstop Inc	4,280,639
35,078	Wyndham Hotels & Resorts Inc	2,848,684
37,728	YETI Holdings Inc(a)	1,189,187
		191,661,533

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 15.62%
$ 41,077	Acadia Healthcare Co Inc(a)	$ 932,037
183,605	Albertsons Cos Inc Class A	3,949,344
14,406	Amedisys Inc(a)	1,417,406
110,000	API Group Corp(a)	5,615,500
310,438	Avantor Inc(a)	4,178,495
7,696	Avis Budget Group Inc(a)(b)	1,301,009
57,856	BellRing Brands Inc(a)	3,351,598
87,367	BioMarin Pharmaceutical Inc(a)	4,802,564
8,473	Bio-Rad Laboratories Inc Class A(a)	2,044,704
3,473	Boston Beer Co Inc Class A(a)	662,683
19,134	Brink's Co	1,708,475
50,394	Bruker Corp	2,076,233
71,625	Celsius Holdings Inc(a)	3,322,684
6,665	Chemed Corp	3,245,388
26,705	Coca-Cola Consolidated Inc	2,981,613
154,219	Coty Inc Class A(a)	717,118
54,407	Cytokinetics Inc(a)	1,797,607
72,052	Darling Ingredients Inc(a)	2,733,653
90,792	DENTSPLY SIRONA Inc	1,441,777
25,694	elf Beauty Inc(a)	3,197,361
45,920	Encompass Health Corp	5,631,170
26,000	Ensign Group Inc	4,010,760
77,213	Envista Holdings Corp(a)	1,508,742
18,519	Euronet Worldwide Inc(a)	1,877,456
124,237	Exelixis Inc(a)	5,475,746
88,829	Flowers Foods Inc	1,419,487
15,342	FTI Consulting Inc(a)	2,477,733
51,456	Globus Medical Inc Class A(a)	3,036,933
1,483	Graham Holdings Co Class B	1,403,170
12,743	Grand Canyon Education Inc(a)	2,408,427
52,126	GXO Logistics Inc(a)	2,538,536
60,991	H&R Block Inc	3,347,796
22,886	Haemonetics Corp(a)	1,707,525
56,136	Halozyme Therapeutics Inc(a)	2,920,195
39,466	HealthEquity Inc(a)	4,134,458
72,116	Illumina Inc(a)	6,880,588
29,298	Ingredion Inc	3,973,395
17,225	Insperity Inc	1,035,567
28,078	Jazz Pharmaceuticals PLC(a)	2,979,637
31,519	Lantheus Holdings Inc(a)	2,580,145
23,776	LivaNova PLC(a)	1,070,396
20,691	ManpowerGroup Inc	835,916
8,792	Marzetti Company	1,518,994
20,501	Masimo Corp(a)	3,448,678
10,737	Medpace Holdings Inc(a)	3,369,915
12,126	Morningstar Inc	3,806,715
45,086	Neurocrine Biosciences Inc(a)	5,666,859
74,598	Option Care Health Inc(a)	2,422,943
19,626	Paylocity Holding Corp(a)	3,556,035
17,642	Penumbra Inc(a)	4,527,467
71,110	Performance Food Group Co(a)	6,219,992
62,630	Perrigo Co PLC	1,673,474
17,131	Pilgrim's Pride Corp	770,552
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 20,561	Post Holdings Inc(a)	$ 2,241,766
84,368	RB Global Inc	8,959,038
23,804	Repligen Corp(a)	2,960,742
191,791	Roivant Sciences Ltd(a)	2,161,485
47,762	Sarepta Therapeutics Inc(a)	816,730
64,854	Service Corp International	5,279,116
30,738	Shift4 Payments Inc Class A(a)(b)	3,046,443
76,933	Sotera Health Co(a)	855,495
44,581	Sprouts Farmers Market Inc(a)	7,339,816
42,315	Tenet Healthcare Corp(a)	7,447,440
20,549	United Therapeutics Corp(a)	5,904,755
105,396	US Foods Holding Corp(a)	8,116,546
57,908	Valvoline Inc(a)	2,192,976
15,601	WEX Inc(a)	2,291,631
		211,326,630
Energy — 3.65%
152,822	Antero Midstream Corp	2,895,977
132,978	Antero Resources Corp(a)	5,356,354
87,213	ChampionX Corp	2,166,371
26,311	Chord Energy Corp	2,548,220
38,802	Civitas Resources Inc	1,067,831
65,931	CNX Resources Corp(a)	2,220,556
46,282	DT Midstream Inc	5,086,855
72,959	HF Sinclair Corp	2,997,156
53,046	Matador Resources Co	2,531,355
61,116	Murphy Oil Corp	1,375,110
171,174	NOV Inc	2,127,693
118,363	Ovintiv Inc	4,503,712
42,977	PBF Energy Inc Class A	931,311
290,536	Permian Resources Corp	3,957,100
108,869	Range Resources Corp	4,427,702
29,787	Valaris Ltd(a)	1,254,331
59,718	Viper Energy Inc	2,277,047
33,054	Weatherford International PLC	1,662,947
		49,387,628
Financial — 23.60%
12,951	Affiliated Managers Group Inc	2,548,368
50,025	Agree Realty Corp REIT	3,654,826
125,945	Ally Financial Inc	4,905,558
32,721	American Financial Group Inc	4,129,717
144,776	American Homes 4 Rent Class A REIT	5,222,070
275,659	Annaly Capital Management Inc REIT	5,187,902
74,412	Associated Banc-Corp	1,814,909
48,132	Bank OZK	2,265,092
26,154	Brighthouse Financial Inc(a)	1,406,301
139,431	Brixmor Property Group Inc REIT	3,630,783
84,908	Cadence Bank	2,715,358
97,068	Carlyle Group Inc	4,989,295

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 45,165	CNO Financial Group Inc	$ 1,742,466
95,761	Columbia Banking System Inc	2,238,892
59,868	Comerica Inc	3,571,126
55,315	Commerce Bancshares Inc	3,438,934
51,318	COPT Defense Properties REIT	1,415,350
76,495	Cousins Properties Inc REIT	2,297,145
103,849	CubeSmart REIT	4,413,583
29,288	Cullen/Frost Bankers Inc	3,764,680
62,789	East West Bancorp Inc	6,340,433
23,890	EastGroup Properties Inc REIT	3,992,497
34,655	EPR Properties REIT	2,019,000
138,445	Equitable Holdings Inc	7,766,765
87,100	Equity LifeStyle Properties Inc REIT	5,371,457
46,196	Essent Group Ltd	2,805,483
16,379	Evercore Inc Class A	4,422,658
34,376	Federated Hermes Inc	1,523,544
118,861	Fidelity National Financial Inc	6,663,348
46,878	First American Financial Corp	2,877,840
58,652	First Financial Bankshares Inc	2,110,299
231,079	First Horizon Corp	4,898,875
60,316	First Industrial Realty Trust Inc REIT	2,903,009
138,041	Flagstar Financial Inc	1,463,235
163,916	FNB Corp	2,389,895
125,205	Gaming & Leisure Properties Inc REIT	5,844,569
53,129	Glacier Bancorp Inc	2,288,797
19,743	Hamilton Lane Inc Class A	2,805,875
39,016	Hancock Whitney Corp	2,239,518
16,362	Hanover Insurance Group Inc	2,779,413
160,097	Healthcare Realty Trust Inc REIT	2,539,138
83,661	Home BancShares Inc	2,380,992
24,505	Houlihan Lokey Inc	4,409,675
106,324	Independence Realty Trust Inc REIT	1,880,872
198,553	Interactive Brokers Group Inc Class A	11,001,822
24,347	International Bancshares Corp	1,620,536
57,423	Janus Henderson Group PLC	2,230,309
74,231	Jefferies Financial Group Inc	4,059,693
21,628	Jones Lang LaSalle Inc(a)	5,532,010
27,405	Kemper Corp	1,768,719
48,497	Kilroy Realty Corp REIT(b)	1,663,932
10,089	Kinsale Capital Group Inc	4,882,067
100,139	Kite Realty Group Trust REIT	2,268,148
40,076	Lamar Advertising Co Class A REIT	4,863,623
108,169	MGIC Investment Corp	3,011,425
30,524	National Storage Affiliates Trust REIT	976,463
85,624	NNN Inc REIT	3,697,244
148,305	Old National Bancorp	3,164,829
Shares		Fair Value
Financial — (continued)
$ 103,592	Old Republic International Corp	$ 3,982,077
131,839	Omega Healthcare Investors Inc REIT	4,831,899
90,689	Park Hotels & Resorts Inc REIT	927,748
35,022	Pinnacle Financial Partners Inc	3,866,779
30,990	PotlatchDeltic Corp REIT	1,189,086
14,970	Primerica Inc	4,096,840
43,408	Prosperity Bancshares Inc	3,048,978
63,870	Rayonier Inc REIT	1,416,637
30,107	Reinsurance Group of America Inc	5,972,025
22,163	RenaissanceRe Holdings Ltd	5,383,393
107,571	Rexford Industrial Realty Inc REIT	3,826,300
38,046	RLI Corp	2,747,682
49,040	Ryan Specialty Holdings Inc	3,334,230
108,396	Sabra Health Care Inc REIT	1,998,822
43,101	SEI Investments Co	3,873,056
27,687	Selective Insurance Group Inc	2,399,079
95,604	SLM Corp	3,134,855
44,850	SouthState Corp	4,127,546
85,017	STAG Industrial Inc REIT	3,084,417
146,913	Starwood Property Trust Inc REIT(b)	2,948,544
46,799	Stifel Financial Corp	4,856,800
63,330	Synovus Financial Corp	3,277,328
20,912	Texas Capital Bancshares Inc(a)	1,660,413
32,511	UMB Financial Corp	3,418,857
64,564	United Bankshares Inc	2,352,067
73,079	Unum Group	5,901,860
216,982	Valley National Bancorp	1,937,649
76,078	Vornado Realty Trust REIT	2,909,223
43,868	Voya Financial Inc	3,114,628
76,640	Webster Financial Corp	4,184,544
49,659	Western Alliance Bancorp	3,872,409
150,577	Western Union Co	1,267,858
30,491	Wintrust Financial Corp	3,780,274
99,758	WP Carey Inc REIT	6,222,904
67,229	Zions Bancorp NA	3,491,874
		319,249,043
Industrial — 21.98%
30,766	AAON Inc	2,268,993
13,943	Acuity Inc	4,159,755
32,164	Advanced Drainage Systems Inc	3,694,357
60,272	AECOM	6,802,298
28,201	AGCO Corp	2,909,215
17,350	Applied Industrial Technologies Inc	4,033,007
30,086	AptarGroup Inc	4,706,353
23,632	Arrow Electronics Inc(a)	3,011,426
38,203	Avnet Inc	2,027,815
17,994	Belden Inc	2,083,705

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 41,621	BWX Technologies Inc	$ 5,995,921
19,660	Carlisle Cos Inc	7,341,044
21,026	Chart Industries Inc(a)	3,461,931
22,945	Clean Harbors Inc(a)	5,304,425
398,441	CNH Industrial NV	5,163,795
76,474	Cognex Corp	2,425,755
70,814	Coherent Corp(a)	6,317,317
16,034	Comfort Systems USA Inc	8,597,591
22,265	Crane Co	4,227,901
52,419	Crown Holdings Inc	5,398,109
17,170	Curtiss-Wright Corp	8,388,403
54,449	Donaldson Co Inc	3,776,038
15,165	Eagle Materials Inc	3,064,998
20,390	EMCOR Group Inc	10,906,407
17,305	EnerSys	1,484,250
25,961	Esab Corp	3,129,599
23,121	Exponent Inc	1,727,370
16,323	Fabrinet(a)	4,810,061
174,530	Flex Ltd(a)	8,712,538
59,556	Flowserve Corp	3,117,757
75,016	Fluor Corp(a)	3,846,070
54,787	Fortune Brands Innovations Inc	2,820,435
16,264	GATX Corp	2,497,500
76,140	Graco Inc	6,545,756
137,470	Graphic Packaging Holding Co(b)	2,896,493
12,696	Greif Inc Class A	825,113
36,633	Hexcel Corp	2,069,398
35,853	ITT Inc	5,622,826
25,557	Kirby Corp(a)	2,898,419
25,809	Knife River Corp(a)	2,107,047
73,825	Knight-Swift Transportation Holdings Inc	3,265,280
15,920	Landstar System Inc	2,213,198
25,433	Lincoln Electric Holdings Inc	5,272,770
11,259	Littelfuse Inc	2,552,753
28,215	Louisiana-Pacific Corp	2,426,208
27,930	MasTec Inc(a)	4,760,110
24,365	Middleby Corp(a)	3,508,560
17,907	MSA Safety Inc	2,999,960
50,409	Mueller Industries Inc	4,006,003
65,470	NEXTracker Inc Class A(a)	3,559,604
16,387	Novanta Inc(a)(b)	2,112,776
75,003	nVent Electric PLC	5,493,970
29,326	Oshkosh Corp	3,329,674
38,747	Owens Corning	5,328,487
14,280	RBC Bearings Inc(a)	5,494,944
30,221	Regal Rexnord Corp	4,380,836
18,834	Ryder System Inc	2,994,606
12,134	Saia Inc(a)	3,324,595
66,645	Sensata Technologies Holding PLC	2,006,681
37,044	Silgan Holdings Inc	2,007,044
19,056	Simpson Manufacturing Co Inc	2,959,587
44,932	Sonoco Products Co	1,957,238
34,026	TD SYNNEX Corp	4,617,328
29,885	Terex Corp	1,395,331
Shares		Fair Value
Industrial — (continued)
$ 120,044	Tetra Tech Inc	$ 4,316,782
29,004	Timken Co	2,104,240
12,946	TopBuild Corp(a)	4,191,138
45,475	Toro Co	3,214,173
48,849	Trex Co Inc(a)	2,656,409
27,514	UFP Industries Inc	2,733,791
20,136	Universal Display Corp	3,110,207
9,144	Valmont Industries Inc	2,986,156
67,379	Vontier Corp	2,486,285
12,493	Watts Water Technologies Inc Class A	3,071,904
27,107	Woodward Inc	6,643,655
53,669	XPO Inc(a)	6,777,858
		297,437,332
Technology — 10.06%
59,556	Allegro MicroSystems Inc(a)	2,036,220
54,932	Amkor Technology Inc	1,153,023
10,499	Appfolio Inc Class A(a)	2,417,710
19,954	ASGN Inc(a)	996,303
42,718	BILL Holdings Inc(a)	1,976,135
16,609	Blackbaud Inc(a)	1,066,464
10,018	CACI International Inc Class A(a)	4,775,581
24,211	Cirrus Logic Inc(a)	2,524,118
20,102	Commvault Systems Inc(a)	3,504,382
19,857	Concentrix Corp	1,049,542
21,829	Crane NXT Co	1,176,583
92,254	Docusign Inc(a)	7,185,664
60,819	Doximity Inc Class A(a)	3,730,637
89,389	Dropbox Inc Class A(a)	2,556,525
17,886	Duolingo Inc(a)	7,333,618
136,585	Dynatrace Inc(a)	7,540,858
68,973	Entegris Inc	5,562,672
74,118	ExlService Holdings Inc(a)	3,245,627
73,294	Genpact Ltd	3,225,669
38,214	Guidewire Software Inc(a)	8,997,487
12,702	IPG Photonics Corp(a)	871,992
59,104	KBR Inc	2,833,446
106,008	Kyndryl Holdings Inc(a)	4,448,096
62,644	Lattice Semiconductor Corp(a)	3,068,929
31,616	Lumentum Holdings Inc(a)	3,005,417
27,112	MACOM Technology Solutions Holdings Inc(a)	3,884,878
27,660	Manhattan Associates Inc(a)	5,462,020
25,671	Maximus Inc	1,802,104
30,556	MKS Inc	3,036,044
76,153	Okta Inc(a)	7,613,015
22,265	Onto Innovation Inc(a)	2,247,206
21,423	Parsons Corp(a)	1,537,529
40,548	Pegasystems Inc	2,194,863
25,644	Power Integrations Inc	1,433,500
141,584	Pure Storage Inc Class A(a)	8,152,407
16,549	Qualys Inc(a)	2,364,356
48,933	Rambus Inc(a)	3,132,690
21,488	Science Applications International Corp	2,419,764

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 14,839	Silicon Laboratories Inc(a)	$ 2,186,675
17,152	Synaptics Inc(a)	1,111,793
118,375	ZoomInfo Technologies Inc(a)	1,197,955
		136,059,497
Utilities — 2.81%
26,378	ALLETE Inc	1,690,038
33,033	Black Hills Corp	1,853,151
117,496	Essential Utilities Inc	4,363,802
24,610	IDACORP Inc	2,841,225
41,161	National Fuel Gas Co	3,486,748
45,726	New Jersey Resources Corp	2,049,439
27,963	Northwestern Energy Group Inc	1,434,502
91,720	OGE Energy Corp	4,070,534
28,338	ONE Gas Inc	2,036,369
26,254	Ormat Technologies Inc	2,199,035
49,891	Portland General Electric Co	2,027,071
27,519	Southwest Gas Holdings Inc	2,047,138
26,886	Spire Inc	1,962,409
42,212	TXNM Energy Inc	2,377,380
97,692	UGI Corp	3,557,943
		37,996,784
TOTAL COMMON STOCK — 97.88% (Cost $1,176,864,688)		$1,324,160,871
GOVERNMENT MONEY MARKET MUTUAL FUNDS
21,859,952	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	21,859,952
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.62% (Cost $21,859,952)		$21,859,952
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.51%
20,576,000	U.S. Treasury Bills(e) 4.25%, 08/14/2025	$ 20,468,274
TOTAL SHORT TERM INVESTMENTS — 1.51% (Cost $20,468,274)		$20,468,274
TOTAL INVESTMENTS — 101.01% (Cost $1,219,192,914)		$1,366,489,097
OTHER ASSETS & LIABILITIES, NET — (1.01)%		$(13,667,391)
TOTAL NET ASSETS — 100.00%		$1,352,821,706

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	97	USD	30,317	Sep 2025	$459,490
				Net Appreciation	$459,490
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 5.16%
$ 161,800	Corning Inc	$ 8,509,062
286,550	Liberty Media Corp / Liberty Formula One Class C(a)	29,944,475
196,800	Maplebear Inc(a)	8,903,232
257,598	Match Group Inc	7,957,202
272,700	New York Times Co Class A	15,265,746
86,886	Reddit Inc Class A(a)	13,082,425
268,300	Trade Desk Inc Class A(a)	19,314,917
		102,977,059
Consumer, Cyclical — 17.72%
223,676	Birkenstock Holding PLC(a)	11,000,386
74,970	Burlington Stores Inc(a)	17,441,021
40,911	Casey's General Stores Inc	20,875,656
279,070	Dollar Tree Inc(a)	27,639,093
65,104	Domino's Pizza Inc	29,335,862
642,200	DraftKings Inc Class A(a)	27,543,958
93,700	Ferguson Enterprises Inc	20,403,175
131,500	Hilton Worldwide Holdings Inc	35,023,710
97,300	Liberty Media Corp / Liberty Live Class C(a)	7,896,867
23,700	Live Nation Entertainment Inc(a)	3,585,336
36,600	Lululemon Athletica Inc(a)	8,695,428
170,900	On Holding AG Class A(a)	8,895,345
227,000	Planet Fitness Inc Class A(a)	24,754,350
178,900	Ross Stores Inc	22,824,062
69,800	Texas Roadhouse Inc	13,081,218
29,613	Ulta Beauty Inc(a)	13,853,554
429,461	Viking Holdings Ltd(a)	22,885,976
17,800	Wingstop Inc	5,993,972
216,170	Yum! Brands Inc	32,032,070
		353,761,039
Consumer, Non-Cyclical — 25.18%
277,200	Agilent Technologies Inc	32,712,372
200,300	Alcon AG(b)	17,682,484
62,900	Align Technology Inc(a)	11,908,857
114,455	Alnylam Pharmaceuticals Inc(a)	37,322,631
72,900	Ascendis Pharma A/S ADR(a)	12,582,540
1,395,600	Avantor Inc(a)	18,784,776
124,205	Avery Dennison Corp	21,794,252
41,900	Biogen Inc(a)	5,262,221
71,700	BioNTech SE ADR(a)(b)	7,633,899
79,300	Booz Allen Hamilton Holding Corp	8,257,509
60,700	Bright Horizons Family Solutions Inc(a)	7,501,913
319,174	Bruker Corp	13,149,969
159,436	Caris Life Sciences Inc(a)	4,260,130
250,400	Cooper Cos Inc(a)	17,818,464
46,436	Corpay Inc(a)	15,408,394
106,738	CRISPR Therapeutics AG(a)(b)	5,191,736
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 157,300	Cytokinetics Inc(a)	$ 5,197,192
71,400	Encompass Health Corp	8,755,782
67,900	Equifax Inc	17,611,223
644,100	Hologic Inc(a)	41,969,556
429,321	Ionis Pharmaceuticals Inc(a)	16,962,473
74,600	MarketAxess Holdings Inc	16,661,164
27,900	Masimo Corp(a)	4,693,338
187,000	McCormick & Co Inc	14,178,340
39,100	Molina Healthcare Inc(a)	11,647,890
126,406	Paylocity Holding Corp(a)	22,903,503
28,200	Quanta Services Inc	10,661,856
183,283	QuidelOrtho Corp(a)	5,282,216
104,900	Revolution Medicines Inc(a)	3,859,271
204,753	Teleflex Inc	24,234,565
482,400	Toast Inc Class A(a)	21,365,496
179,469	TransUnion	15,793,272
85,918	UL Solutions Inc Class A	6,259,986
111,863	Vaxcyte Inc(a)	3,636,666
33,900	Verisk Analytics Inc	10,559,850
14,998	West Pharmaceutical Services Inc	3,281,562
		502,787,348
Energy — 4.94%
140,300	Cheniere Energy Inc	34,165,857
370,200	EQT Corp	21,590,064
120,600	Expand Energy Corp	14,102,964
833,168	TechnipFMC PLC	28,694,306
		98,553,191
Financial — 6.19%
135,900	Assurant Inc	26,838,891
105,700	Axis Capital Holdings Ltd	10,973,774
74,400	Cboe Global Markets Inc	17,350,824
219,458	CoStar Group Inc(a)	17,644,423
5,300	Markel Group Inc(a)	10,586,008
141,850	Raymond James Financial Inc	21,755,535
118,719	TPG Inc	6,226,811
84,000	Tradeweb Markets Inc Class A	12,297,600
		123,673,866
Industrial — 16.33%
193,700	Amphenol Corp Class A	19,127,875
385,007	Ball Corp	21,595,043
148,900	BWX Technologies Inc	21,450,534
180,374	Esab Corp	21,744,086
297,316	Fortive Corp	15,499,083
50,400	IDEX Corp	8,848,728
343,600	Ingersoll Rand Inc	28,580,648
67,200	ITT Inc	10,538,976
78,909	JB Hunt Transport Services Inc	11,331,332
112,900	Keysight Technologies Inc(a)	18,499,794
38,368	Martin Marietta Materials Inc	21,062,497

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 18,800	Mettler-Toledo International Inc(a)	$ 22,084,736
100,200	Old Dominion Freight Line Inc	16,262,460
96,898	Ralliant Corp(a)	4,698,595
331,998	Sealed Air Corp	10,301,898
232,551	StandardAero Inc(a)	7,360,239
394,246	Textron Inc	31,654,011
17,500	TopBuild Corp(a)	5,665,450
113,800	Veralto Corp	11,488,110
39,100	Waste Connections Inc	7,300,752
86,500	XPO Inc(a)	10,924,085
		326,018,932
Technology — 21.63%
76,500	Atlassian Corp Class A(a)	15,536,385
76,800	Broadridge Financial Solutions Inc	18,664,704
2,001,083	CCC Intelligent Solutions Holdings Inc(a)	18,830,191
27,000	Duolingo Inc(a)	11,070,540
7,600	Fair Isaac Corp(a)	13,892,496
42,900	Gartner Inc(a)	17,341,038
10,700	HubSpot Inc(a)	5,955,941
593,900	Lattice Semiconductor Corp(a)	29,095,161
41,800	MACOM Technology Solutions Holdings Inc(a)	5,989,522
43,100	Manhattan Associates Inc(a)	8,510,957
437,000	Microchip Technology Inc	30,751,690
32,100	Monday.com Ltd(a)	10,094,808
16,200	MongoDB Inc(a)	3,401,838
31,900	Monolithic Power Systems Inc	23,331,022
32,400	MSCI Inc	18,686,376
72,100	NXP Semiconductors NV	15,753,129
152,468	Onestream Inc(a)(b)	4,314,844
214,364	PTC Inc(a)	36,943,492
293,900	Pure Storage Inc Class A(a)	16,922,762
10,300	Roper Technologies Inc	5,838,452
86,732	SailPoint Inc(a)	1,982,694
56,980	Tyler Technologies Inc(a)	33,780,023
Shares		Fair Value
Technology — (continued)
$ 149,856	Veeva Systems Inc Class A(a)	$ 43,155,531
219,000	Zoom Communications Inc(a)	17,077,620
79,100	Zscaler Inc(a)	24,832,654
		431,753,870
TOTAL COMMON STOCK — 97.15% (Cost $1,685,615,236)		$1,939,525,305
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	932,482
Technology — 0.02%
5,763	Databricks Inc Series G 0.00%(c)(d)	533,077
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $2,308,941)		$1,465,559
GOVERNMENT MONEY MARKET MUTUAL FUNDS
33,464,113	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.25%(f)	33,464,113
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.68% (Cost $33,464,113)		$33,464,113
TOTAL INVESTMENTS — 98.90% (Cost $1,721,388,290)		$1,974,454,977
OTHER ASSETS & LIABILITIES, NET — 1.10%		$22,015,064
TOTAL NET ASSETS — 100.00%		$1,996,470,041

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$533,077	0.02%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	932,482	0.05
		$2,308,941	$1,465,559	0.07%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$986,752,314	$1,366,489,097	$1,974,454,977
Cash	8,643,657	6,000,352	59,926,850
Cash pledged on futures contracts	927,980	2,459,297	-
Dividends receivable	1,046,163	1,329,876	358,542
Subscriptions receivable	1,318,508	1,687,125	1,879,277
Receivable for investments sold	-	-	8,248,814
Total Assets	998,688,622	1,377,965,747	2,044,868,460
LIABILITIES:
Payable for director fees	19,823	21,666	21,666
Payable for distribution fees	-	8,745	-
Payable for investments purchased	-	-	10,239,802
Payable for other accrued fees	78,872	171,308	159,619
Payable for shareholder services fees	30,954	346,783	267,599
Payable to investment adviser	526,891	201,632	1,053,945
Payable upon return of securities loaned	3,089,632	21,859,952	33,464,113
Redemptions payable	300,009	2,530,635	3,191,675
Variation margin on futures contracts	151,898	3,320	-
Total Liabilities	4,198,079	25,144,041	48,398,419
NET ASSETS	$994,490,543	$1,352,821,706	$1,996,470,041
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,189,745	$7,874,219	$22,572,509
Paid-in capital in excess of par	911,051,652	1,105,444,230	1,640,859,141
Undistributed/accumulated earnings	72,249,146	239,503,257	333,038,391
NET ASSETS	$994,490,543	$1,352,821,706	$1,996,470,041
NET ASSETS BY CLASS
Investor Class	$105,765,399	$1,152,471,314	$917,997,097
Class L	N/A	$44,995,363	N/A
Institutional Class	$888,725,144	$155,355,029	$1,078,472,944
CAPITAL STOCK:
Authorized
Investor Class	520,000,000	250,000,000	125,000,000
Class L	N/A	60,000,000	N/A
Institutional Class	380,000,000	300,000,000	690,000,000
Issued and Outstanding
Investor Class	7,540,840	54,911,070	24,201,093
Class L	N/A	4,960,389	N/A
Institutional Class	104,356,613	18,870,735	201,523,995
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.03	$20.99	$37.93
Class L	N/A	$9.07	N/A
Institutional Class	$8.52	$8.23	$5.35
(a) Cost of investments	$962,572,643	$1,219,192,914	$1,721,388,290
(b) Including fair value of securities on loan	$3,020,011	$21,625,381	$33,081,748
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$3,794	$14,305	$14,549
Dividends	8,535,046	12,087,805	5,560,226
Foreign withholding tax	(1,037)	(8,157)	(40,549)
Total Income	8,537,803	12,093,953	5,534,226
EXPENSES:
Management fees	2,792,479	1,196,116	5,867,041
Shareholder services fees – Investor Class	181,285	1,869,495	1,524,790
Shareholder services fees – Class L	-	76,467	-
Audit and tax fees	21,555	13,349	17,617
Custodian fees	19,779	12,031	27,958
Directors fees	21,910	21,968	21,968
Distribution fees – Class L	-	54,306	-
Legal fees	6,180	6,196	6,196
Pricing fees	195	633	142
Registration fees	45,467	103,513	43,585
Shareholder report fees	10,603	65,706	70,716
Transfer agent fees	7,275	10,856	9,891
Other fees	24,965	20,246	20,654
Total Expenses	3,131,693	3,450,882	7,610,558
Less amount waived by investment adviser	33,027	13,735	54,515
Net Expenses	3,098,666	3,437,147	7,556,043
NET INVESTMENT INCOME (LOSS)	5,439,137	8,656,806	(2,021,817)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,421,309	74,075,347	56,597,544
Net realized loss on futures contracts	(475,554)	(1,697,435)	-
Net Realized Gain	14,945,755	72,377,912	56,597,544
Net change in unrealized depreciation on investments	(24,932)	(83,025,827)	(28,939,286)
Net change in unrealized appreciation on futures contracts	177,104	1,730,822	-
Net Change in Unrealized Appreciation (Depreciation)	152,172	(81,295,005)	(28,939,286)
Net Realized and Unrealized Gain (Loss)	15,097,927	(8,917,093)	27,658,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,537,064	$(260,287)	$25,636,441
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Mid Cap Value Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$5,439,137	$7,777,213
Net realized gain	14,945,755	117,338,144
Net change in unrealized appreciation (depreciation)	152,172	(29,210,387)
Net Increase in Net Assets Resulting from Operations	20,537,064	95,904,970
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(9,147,794)
Institutional Class	-	(85,501,127)
From Net Investment Income and Net Realized Gains	0	(94,648,921)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,958,781	13,567,634
Institutional Class	278,236,064	125,836,264
Shares issued in reinvestment of distributions
Investor Class	-	9,147,794
Institutional Class	-	85,501,127
Shares issued in connection with fund reorganization
Investor Class	N/A	72,964,681
Institutional Class	N/A	40,791,549
Shares redeemed
Investor Class	(16,448,349)	(19,563,517)
Institutional Class	(66,746,107)	(174,633,806)
Net Increase in Net Assets Resulting from Capital Share Transactions	205,000,389	153,611,726
Total Increase in Net Assets	225,537,453	154,867,775
NET ASSETS:
Beginning of Period	768,953,090	614,085,315
End of Period	$994,490,543	$768,953,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	734,109	953,611
Institutional Class	33,497,610	13,930,289
Shares issued in reinvestment of distributions
Investor Class	-	659,006
Institutional Class	-	10,163,339
Shares issued in connection with fund reorganization
Investor Class	N/A	4,890,812
Institutional Class	N/A	4,284,257
Shares redeemed
Investor Class	(1,201,929)	(1,372,165)
Institutional Class	(8,015,677)	(19,354,619)
Net Increase	25,014,113	14,154,530

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower S&P Mid Cap 400® Index Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$8,656,806	$17,268,540
Net realized gain	72,377,912	61,218,139
Net change in unrealized appreciation (depreciation)	(81,295,005)	97,330,068
Net Increase (Decrease) in Net Assets Resulting from Operations	(260,287)	175,816,747
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(31,870,417)
Class L	-	(3,120,187)
Institutional Class	-	(43,925,946)
From Net Investment Income and Net Realized Gains	0	(78,916,550)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	194,495,698	573,608,488
Class L	5,780,445	9,791,311
Institutional Class	38,454,941	102,137,866
Shares issued in reinvestment of distributions
Investor Class	-	31,870,417
Class L	-	3,120,187
Institutional Class	-	43,925,946
Shares redeemed
Investor Class	(127,050,889)	(233,283,225)
Class L	(6,052,798)	(15,781,011)
Institutional Class	(420,267,439)	(111,739,452)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(314,640,042)	403,650,527
Total Increase (Decrease) in Net Assets	(314,900,329)	500,550,724
NET ASSETS:
Beginning of Period	1,667,722,035	1,167,171,311
End of Period	$1,352,821,706	$1,667,722,035
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,647,771	27,891,339
Class L	655,009	1,060,181
Institutional Class	4,795,196	12,063,689
Shares issued in reinvestment of distributions
Investor Class	-	1,526,442
Class L	-	342,963
Institutional Class	-	5,322,035
Shares redeemed
Investor Class	(6,221,652)	(11,272,284)
Class L	(689,735)	(1,690,387)
Institutional Class	(51,757,886)	(13,129,320)
Net Increase (Decrease)	(43,571,297)	22,114,658

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment loss	$(2,021,817)	$(3,825,999)
Net realized gain	56,597,544	232,531,398
Net change in unrealized depreciation	(28,939,286)	(67,383,533)
Net Increase in Net Assets Resulting from Operations	25,636,441	161,321,866
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(33,333,361)
Institutional Class	-	(180,584,644)
From Net Investment Income and Net Realized Gains	0	(213,918,005)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	111,721,251	294,411,273
Institutional Class	349,343,946	167,090,969
Shares issued in reinvestment of distributions
Investor Class	-	33,333,361
Institutional Class	-	180,584,644
Shares redeemed
Investor Class	(145,337,587)	(342,064,915)
Institutional Class	(145,167,279)	(289,220,466)
Net Increase in Net Assets Resulting from Capital Share Transactions	170,560,331	44,134,866
Total Increase (Decrease) in Net Assets	196,196,772	(8,461,273)
NET ASSETS:
Beginning of Period	1,800,273,269	1,808,734,542
End of Period	$1,996,470,041	$1,800,273,269
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,088,426	7,849,262
Institutional Class	67,648,803	26,035,498
Shares issued in reinvestment of distributions
Investor Class	-	876,742
Institutional Class	-	33,235,943
Shares redeemed
Investor Class	(3,917,763)	(9,080,276)
Institutional Class	(27,932,700)	(45,151,380)
Net Increase	38,886,766	13,765,789

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$13.78	0.07	0.18	0.25	—	—	—	—	$14.03	1.89% (d)
12/31/2024	$12.97	0.13	1.93	2.06	—	(1.09)	(0.16)	(1.25)	$13.78	15.68%
12/31/2023	$11.31	0.13	1.60	1.73	—	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (e)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
Institutional Class
06/30/2025 (Unaudited)	$8.35	0.06	0.11	0.17	—	—	—	—	$8.52	2.04% (d)
12/31/2024	$8.26	0.11	1.23	1.34	—	(1.09)	(0.16)	(1.25)	$8.35	16.06%
12/31/2023	$7.34	0.11	1.03	1.14	—	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$8.71	30.73%
12/31/2020	$9.27	0.12	(0.13)	(0.01)	(0.00) (e)	(0.10)	(0.01)	(0.11)	$9.15	0.02%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$105,765	1.11% (g)	1.05% (g)	0.97% (g)	98% (d)
12/31/2024	$110,339	1.19%	1.11%	0.91%	211%
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
Institutional Class
06/30/2025 (Unaudited)	$888,725	0.70% (g)	0.70% (g)	1.35% (g)	98% (d)
12/31/2024	$658,614	0.78%	0.78%	1.20%	211%
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$21.00	0.11	(0.12)	(0.01)	-	-	-	$20.99	(0.05%) (d)
12/31/2024	$19.11	0.23	2.30	2.53	(0.23)	(0.41)	(0.64)	$21.00	13.27%
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
Class L
06/30/2025 (Unaudited)	$9.09	0.04	(0.06)	(0.02)	-	-	-	$9.07	(0.22%) (d)
12/31/2024	$8.63	0.07	1.04	1.11	(0.24)	(0.41)	(0.65)	$9.09	12.97%
12/31/2023	$8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$8.33	(13.74%)
12/31/2021	$9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$9.48	13.12%
Institutional Class
06/30/2025 (Unaudited)	$8.22	0.06	(0.05)	0.01	-	-	-	$8.23	0.12% (d)
12/31/2024	$7.87	0.12	0.94	1.06	(0.30)	(0.41)	(0.71)	$8.22	13.62%
12/31/2023	$7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$7.87	16.18%
12/31/2022	$9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$7.70	(13.18%)
12/31/2021	$8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$9.89	24.45%
12/31/2020	$8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$8.92	13.49%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$1,152,471	0.55%(f)	0.55%(f)	1.13%(f)	8%(d)
12/31/2024	$1,081,189	0.54%	0.54%	1.08%	17%
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
Class L
06/30/2025 (Unaudited)	$44,995	0.85%(f)	0.80%(f)	0.87%(f)	8%(d)
12/31/2024	$45,390	0.82%	0.80%	0.81%	17%
12/31/2023	$45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$630	1.54%	0.80%	0.60%	25%
12/31/2020	$542	0.96%	0.80%	0.87%	27%
Institutional Class
06/30/2025 (Unaudited)	$155,355	0.19%(f)	0.19%(f)	1.41%(f)	8%(d)
12/31/2024	$541,143	0.18%	0.18%	1.43%	17%
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$37.65	(0.07)	0.35	0.28	—	—	—	$37.93	0.74% (d)
12/31/2024	$35.78	(0.14)	3.39	3.25	—	(1.38)	(1.38)	$37.65	9.05%
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	—	(1.02)	(1.02)	$37.22	24.11%
Institutional Class
06/30/2025 (Unaudited)	$5.30	(0.00) (e)	0.05	0.05	—	—	—	$5.35	0.94% (d)
12/31/2024	$6.10	(0.00) (e)	0.58	0.58	—	(1.38)	(1.38)	$5.30	9.29%
12/31/2023	$5.88	0.01 (f)	1.18	1.19	(0.02)	(0.95)	(0.97)	$6.10	20.35%
12/31/2022	$8.64	(0.00) (e)	(1.95)	(1.95)	(0.00) (e)	(0.81)	(0.81)	$5.88	(22.46%)
12/31/2021	$9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$8.64	15.26%
12/31/2020	$8.28	(0.00) (e)	2.01	2.01	(0.02)	(1.02)	(1.04)	$9.25	24.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$917,997	1.03% (h)	1.02% (h)	(0.41%) (h)	21% (d)
12/31/2024	$942,296	1.03%	1.02%	(0.38%)	32%
12/31/2023	$908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$742,366	1.02%	1.02%	(0.36%)	28%
Institutional Class
06/30/2025 (Unaudited)	$1,078,473	0.67% (h)	0.67% (h)	(0.05%) (h)	21% (d)
12/31/2024	$857,977	0.66%	0.66%	(0.02%)	32%
12/31/2023	$900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 30, 2025

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2025

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,939,525,305	$—	$—	$1,939,525,305
Convertible Preferred Stock	—	—	1,465,559	1,465,559
Government Money Market Mutual Funds	33,464,113	—	—	33,464,113
Total Assets	$1,972,989,418	$—	$1,465,559	$1,974,454,977
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of June 30, 2025, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.

Semi-Annual Report - June 30, 2025

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Mid Cap Value Fund	$964,881,726	$63,074,108	$(41,089,066)	$21,985,042
Empower S&P Mid Cap 400® Index Fund	1,226,195,393	264,816,071	(124,062,877)	140,753,194
Empower T. Rowe Price Mid Cap Growth Fund	1,730,087,925	373,230,813	(128,863,761)	244,367,052
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	23

Semi-Annual Report - June 30, 2025

Empower Mid Cap Value Fund
Average notional long	$6,920,106
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	74
Average notional long	$22,691,139
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower Mid Cap Value Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$114,454(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$459,490(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2025 is as follows:
Empower Mid Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(475,554)	Net change in unrealized appreciation on futures contracts	$177,104
Empower S&P Mid Cap 400® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,697,435)	Net change in unrealized appreciation on futures contracts	$1,730,822

Semi-Annual Report - June 30, 2025

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Mid Cap Value Fund	0.67%
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Mid Cap Value Fund	0.70%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Mid Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$83,564	$83,119	$64,550	$33,027	$0
Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$49,011	$15,559	$11,169	$13,735	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$68,704	$1,157	$49,385	$54,515	$0

Semi-Annual Report - June 30, 2025

ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
4.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Mid Cap Value Fund	$1,035,345,055	$828,030,456
Empower S&P Mid Cap 400® Index Fund	109,950,818	415,314,024
Empower T. Rowe Price Mid Cap Growth Fund	541,704,230	381,298,611
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2025

Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Mid Cap Value Fund	$3,020,011	$3,089,632
Empower S&P Mid Cap 400® Index Fund	21,625,381	21,859,952
Empower T. Rowe Price Mid Cap Growth Fund	33,081,748	33,464,113

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2025 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  FUND REORGANIZATION
On October 25, 2024, the Empower Mid Cap Value Fund ("Acquiring Fund") acquired all the net assets of the Empower Ariel Mid Cap Value Fund ("Target Fund") pursuant to an agreement and plan of reorganization ("Reorganization") approved by the Board. ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund. The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the Reorganization.  The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization were as follows:
Cost of investments	$116,761,478
Investments in securities, fair value	115,409,827
Net unrealized depreciation	(1,351,651)
For financial reporting purposes, assets received and shares issued by the Target Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Semi-Annual Report - June 30, 2025

Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Institutional Class	3,809,674	$ 40,791,549	$ 10.71
Investor Class	8,027,345	72,964,681	9.09

Acquiring Fund - Prior to the Reorganization
Institutional Class	64,074,448	$610,073,054	$9.52
Investor Class	2,729,842	40,725,585	14.92

Acquiring Fund - After the Reorganization
Institutional Class	68,358,683	$650,864,603	$9.52
Investor Class	7,620,676	113,690,266	14.92
Pro Forma Results of Operations
Assuming the Reorganization had been completed on January 1, 2024, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31,2024, would have been as follows:
Net investment income	$8,502,841
Net realized and unrealized gain	94,496,614
Net increase in net assets resulting from operations	$102,999,455
Because the combined investment portfolios have been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Statement of Operations for the Acquiring Fund since the Reorganization was consummated.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Mid Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Mid Cap Value Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis. In this regard, the Board’s consideration of the Fund’s particular circumstances took into account that at a meeting of the Board held on June 12-13, 2024, the Board, including the Independent Directors, reviewed and unanimously approved a proposal to merge Empower Ariel Mid Cap Value Fund with and into the Fund (the “Merger”), which subsequently took effect as of October 25, 2024 (the “Merger Closing Date”). Relatedly, the Board noted that in connection with the Merger, the Board considered and approved proposals to reduce the Fund’s management fee, its total expense cap and the sub-advisory fee, each to take effect as of the Merger Closing Date.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the first, second, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the first, second and third quintiles, respectively, of its performance universe. The Board also observed that each class outperformed its respective performance universe median for the one- and three-year periods ended December 31, 2024. The Board also noted that each class outperformed the Russell Midcap Value Index (the “Midcap Value Index”) for each period reviewed, with the exception of the Investor Class for the ten-year period ended December 31, 2024, which underperformed the Midcap Value Index by one basis point.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s data-driven security analysis process and portfolio construction methodology, its research capabilities and the organization and experience of its Quantitative Investment Strategies team, in addition to its risk management and oversight controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector and individual stock exposures on performance over various periods. In addition, the Board took into account ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that although the Contractual Management Fee for each class of the Fund was above its peer group median contractual management fee, the total annual operating expense ratio for each class of the Fund was in the second or third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). Specifically, the Board observed that the total annual operating expense ratio for the Fund’s Investor Class was in the second quintile of its peer group, lower than its peer group median, and in the third quintile of its peer group with respect to the Fund’s Institutional Class, specifically ranking in the 57th percentile. In considering the foregoing, the Board noted the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM. Additionally, as previously noted, the Board considered the reductions in the Fund’s management fee and total expense cap that took effect in connection with the Merger.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to GSAM, the Board noted that the Sub-Adviser provided its standard institutional account fee schedule for the mid cap value strategy, as disclosed in the firm’s Form ADV, which was higher than the fee charged to ECM. The Board also noted the Sub-Adviser’s statement that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and level of servicing required. In addition, the Board considered the Sub-Adviser’s statement that it believes the fees paid by ECM are appropriate based on the foregoing factors and in light of the quality of services provided. The Board also recognized that ECM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Adviser.

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that while the management fee was set at a flat rate, it was reduced in connection with the Merger and the sub-advisory fee, which was also reduced in connection with the Merger, contained a breakpoint schedule that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant, regarding the portion of the management fee retained by ECM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, the portion retained as to the Investor Class was below that of the Fund’s peer group. The Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Also relevant to the Board’s evaluation was the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower S&P Mid Cap 400 Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P Mid Cap 400 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth, fifth, fifth and fourth quintiles, respectively, of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2024 (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the third, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the first quintile of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower T. Rowe Price Mid Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and T. Rowe Price Investment Management, Inc. (“TRPIM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, TRPIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, second, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the annualized returns for the three- and ten-year periods ended December 31, 2024, exceeded the performance universe median. As to the Fund’s Institutional Class, the Board observed that annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the third, second and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the three-year period. The Board also noted that the Fund’s annualized returns underperformed the Russell Midcap Growth Index each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including, among other things, sector allocations and weightings. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that, as to each class of the Fund, the Fund’s total annual operating expense ratio was lower than the peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the third quintile of its peer group with respect to the Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Adviser to other clients with similar objectives and policies as the Fund, the Board received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors. The Board reviewed the foregoing, as well as the Sub-Adviser’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process. Taking into account the foregoing, the Board noted that the fees charged by the Sub-Adviser for these other accounts and products identified as comparable to the Fund appeared to be competitive to the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements from ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to the Sub-Adviser, the Board considered the firm’s statement that it would be extremely difficult to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships. The Board noted that since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted the sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. The

Board also noted that ECM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of Empower Funds sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that it is not aware of any other indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025